Revenues - Schedule of Major Geographic Areas (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Major Geographic Areas [Line Items]
Total revenues	$ 21,984,803	$ 2,803,469	$ 23,081,094	$ 49,450,434
HONG KONG
Schedule of Major Geographic Areas [Line Items]
Total revenues	10,874,897	1,386,750	12,258,708	31,278,159
MALAYSIA
Schedule of Major Geographic Areas [Line Items]
Total revenues	11,109,906	1,416,719	9,029,920	10,400,382
Others [Member]
Schedule of Major Geographic Areas [Line Items]
Total revenues			$ 1,792,466	$ 7,771,893